Summary of Significant Accounting Policies - Revenue Recognition (Details) - item	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Product Sales
Revenue Recognition
Number of performance obligations		1
Product Sales | Minimum
Revenue Recognition
Period for collection of receivables		30 days
Product Sales | Maximum
Revenue Recognition
Period for collection of receivables		90 days
Software as a Service ("SaaS") and Related Services
Revenue Recognition
Number of performance obligations		1
Software as a Service ("SaaS") and Related Services | Minimum
Revenue Recognition
Contract period for subscription services	12 months	12 months
Software as a Service ("SaaS") and Related Services | Maximum
Revenue Recognition
Contract period for subscription services	60 months	36 months